Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Net fees paid for services provided by the related parties	$ 0.1	$ 0.4	$ 0.3
Tax payment	$ 0.4	$ 0.5	$ 0.3